INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory, Net
	December 31,
	2021	2020
	$	$
Raw materials, parts and supplies	1,947	1,256
Finished products	1,614	1,148

	3,561	2,404